Financial and capital risk management - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		$ (83)	$ (197)	$ (34)
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		1,154	(23)	(1,210)
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	[1]	1,130	(159)	(1,147)
Derivatives settlement cash outflow	[1]		(270)	(196)
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		43	125	(124)
Derivatives settlement cash outflow		19	205	(198)
Not Designated As Hedging Instruments [Member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	[1]	160
Not Designated As Hedging Instruments [Member] | Cdi Tjlp Versus Usd Fixed And Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		394	(155)	(746)
Derivatives settlement cash outflow		(98)	(142)	(141)
Not Designated As Hedging Instruments [Member] | Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		74	28	(262)
Derivatives settlement cash outflow		56	(18)
Not Designated As Hedging Instruments [Member] | Eurobonds Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement			(28)	28
Not Designated As Hedging Instruments [Member] | Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		628	(20)	(160)
Derivatives settlement cash outflow		164	(79)	(49)
Not Designated As Hedging Instruments [Member] | Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	[1]	34	16	(7)
Derivatives settlement cash outflow	[1]	46	(2)
Not Designated As Hedging Instruments [Member] | Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		25	127	(134)
Derivatives settlement cash outflow		9	205	(206)
Not Designated As Hedging Instruments [Member] | Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		18	(2)	10
Derivatives settlement cash outflow		10		8
Not Designated As Hedging Instruments [Member] | Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		(19)	11	61
Derivatives settlement cash outflow				68
Not Designated As Hedging Instruments [Member] | Forwards [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	[1]	(8)
Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		(262)	(132)	292
Designated As Hedging Instruments [Member] | Commodity Contract For Nickel [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		(277)	(67)	$ 292
Designated As Hedging Instruments [Member] | Palladium [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		$ 15	5
Designated As Hedging Instruments [Member] | Coal [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow			$ (70)

[1]	A substantial part of the balances is held with financial institutions in Brazil and, in local currency, they are deemed investment grade.